INTEREST IN OTHER ENTITIES (Details)				1 Months Ended		12 Months Ended
	Nov. 30, 2021	Aug. 03, 2021	May 31, 2021	Nov. 30, 2022	Sep. 30, 2016	Dec. 31, 2022	Dec. 31, 2021
INTEREST IN OTHER ENTITIES
Percentage of mineral property assets						90.50%
Wheeler River Joint Venture
INTEREST IN OTHER ENTITIES
Participating Interest						90.00%
Place Of Business, Key Contractual Arrangements						Canada
Ownership Interest, in Key Contractual Arrangements						90.00%	90.00%
Waterbury Lake Uranium Corp
INTEREST IN OTHER ENTITIES
Participating Interest						100.00%
Place Of Business, Joint Operations						Canada
Ownership interest, Joint Operations						60.00%	60.00%
Waterbury Lake Uranium LP
INTEREST IN OTHER ENTITIES
Participating Interest						100.00%
Place Of Business, Joint Operations						Canada
Ownership interest, Joint Operations						67.41%	66.90%
Voting interest percentage					75.00%	75.00%	75.00%
Wheeler River Joint Venture
INTEREST IN OTHER ENTITIES
Ownership Interest, in Key Contractual Arrangements						90.00%
Midwest Joint Venture
INTEREST IN OTHER ENTITIES
Participating Interest						25.17%
Place Of Business, Key Contractual Arrangements						Canada
Ownership Interest, in Key Contractual Arrangements						25.17%	25.17%
Mann Lake Joint Venture
INTEREST IN OTHER ENTITIES
Place Of Business, Key Contractual Arrangements						Canada
Ownership Interest, in Key Contractual Arrangements						30.00%	30.00%
Wolly Joint Venture
INTEREST IN OTHER ENTITIES
Participating Interest
Place Of Business, Key Contractual Arrangements						Canada
Ownership Interest, in Key Contractual Arrangements						20.77%	21.32%
McClean Lake Joint Venture
INTEREST IN OTHER ENTITIES
Participating Interest						22.50%
Place Of Business, Key Contractual Arrangements						Canada
Ownership Interest, in Key Contractual Arrangements						22.50%	22.50%
Denison Mines Inc.
INTEREST IN OTHER ENTITIES
Place Of Business, Subsidiaries						Canada
Ownership interest, Subsidiaries						100.00%	100.00%
Denison AB Holdings Corp.
INTEREST IN OTHER ENTITIES
Place Of Business, Subsidiaries						Canada
Ownership interest, Subsidiaries						100.00%	100.00%
Denison Waterbury Corp
INTEREST IN OTHER ENTITIES
Place Of Business, Subsidiaries						Canada
Ownership interest, Subsidiaries						100.00%	100.00%
Ownership interest, Joint Operations	67.41%		66.90%				60.00%
9373721 Canada Inc.
INTEREST IN OTHER ENTITIES
Place Of Business, Subsidiaries						Canada
Ownership interest, Subsidiaries						100.00%	100.00%
Denison Mines (Bermuda) I Ltd
INTEREST IN OTHER ENTITIES
Place Of Business, Subsidiaries						Bermuda
Ownership interest, Subsidiaries						100.00%	100.00%
JCU
INTEREST IN OTHER ENTITIES
Participating Interest						50.00%
Place Of Business, Joint Operations						Canada
Ownership interest, Joint Operations				50.00%		50.00%	50.00%
JCU | Wheeler River Joint Venture
INTEREST IN OTHER ENTITIES
Ownership interest, Joint Operations		5.00%				5.00%